Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill, beginning balance	$ 524	$ 512
Additions	75	7
Currency translation and other adjustments	(34)	5
Goodwill, ending balance	$ 565	$ 524